Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.68%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$219,107	$ 189,680
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	380,230	338,700
Total Asset-backed securities (Cost $598,642)				528,380
Corporate bonds and notes: 51.12%
Communication services: 7.33%
Diversified telecommunication services: 4.59%
AT&T Incorporated	3.65	6-1-2051	225,000	175,979
AT&T Incorporated	4.25	3-1-2027	330,000	329,181
T-Mobile USA Incorporated	2.55	2-15-2031	40,000	33,658
T-Mobile USA Incorporated	3.30	2-15-2051	155,000	112,869
T-Mobile USA Incorporated	3.75	4-15-2027	145,000	139,623
Verizon Communications Incorporated	3.40	3-22-2041	445,000	362,246
Verizon Communications Incorporated	4.13	8-15-2046	325,000	288,096
				1,441,652
Media: 2.74%
Charter Communications Operating LLC	2.80	4-1-2031	90,000	72,077
Charter Communications Operating LLC	4.20	3-15-2028	180,000	168,174
Charter Communications Operating LLC	4.91	7-23-2025	55,000	55,128
Comcast Corporation	3.40	4-1-2030	100,000	93,828
Magallanes Incorporated 144A	5.05	3-15-2042	75,000	63,809
Magallanes Incorporated 144A	5.14	3-15-2052	335,000	281,182
ViacomCBS Incorporated	4.95	1-15-2031	130,000	123,761
				857,959
Consumer discretionary: 3.09%
Automobiles: 0.61%
General Motors Company	6.13	10-1-2025	185,000	191,242
Hotels, restaurants & leisure: 1.89%
Hyatt Hotels Corporation	1.80	10-1-2024	315,000	297,741
Las Vegas Sands Corporation	3.50	8-18-2026	150,000	130,365
Las Vegas Sands Corporation	3.90	8-8-2029	130,000	106,223
McDonald's Corporation	1.45	9-1-2025	30,000	27,910
McDonald's Corporation	4.20	4-1-2050	35,000	31,258
				593,497
Specialty retail: 0.59%
Lowe's Companies Incorporated	4.25	4-1-2052	70,000	60,616
Lowe's Companies Incorporated	4.45	4-1-2062	145,000	123,860
				184,476
Consumer staples: 0.99%
Food products: 0.38%
Smithfield Foods Incorporated 144A	3.00	10-15-2030	145,000	120,205
Tobacco: 0.61%
BAT Capital Corporation	4.54	8-15-2047	260,000	190,634
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 6.86%
Oil, gas & consumable fuels: 6.86%
BP Capital Markets America Incorporated	2.94%	6-4-2051	$345,000	$ 246,675
Energy Transfer Operating Partners LP	3.75	5-15-2030	160,000	144,195
Energy Transfer Operating Partners LP	6.25	4-15-2049	390,000	378,033
Exxon Mobil Corporation	2.61	10-15-2030	260,000	233,452
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	184,275
Marathon Petroleum Corporation	3.80	4-1-2028	220,000	208,312
MPLX LP	4.00	3-15-2028	315,000	299,228
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	105,415
Sabine Pass Liquefaction LLC	5.75	5-15-2024	345,000	351,845
				2,151,430
Financials: 15.21%
Banks: 5.81%
Bank of America Corporation	4.13	1-22-2024	555,000	560,923
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	170,000	139,972
Citigroup Incorporated	3.30	4-27-2025	520,000	510,044
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	150,000	126,211
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	145,000	125,191
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	145,000	139,239
Santander Holdings USA Incorporated	4.40	7-13-2027	230,000	221,112
				1,822,692
Capital markets: 5.11%
Belrose Funding Trust 144A	2.33	8-15-2030	185,000	148,269
Blackrock Incorporated	1.90	1-28-2031	35,000	29,031
Goldman Sachs Group Incorporated (U.S. SOFR +1.41%) ±	3.10	2-24-2033	115,000	98,219
Intercontinental Exchange Incorporated	3.00	6-15-2050	140,000	102,234
Intercontinental Exchange Incorporated	3.75	12-1-2025	130,000	128,956
Morgan Stanley	3.13	7-27-2026	565,000	538,979
Morgan Stanley	3.70	10-23-2024	310,000	309,334
S&P Global Incorporated	1.25	8-15-2030	100,000	79,155
S&P Global Incorporated	2.30	8-15-2060	90,000	54,852
State Street Corporation	2.40	1-24-2030	130,000	113,385
				1,602,414
Consumer finance: 2.99%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	305,000	302,319
Ford Motor Credit Company LLC	3.40	1-15-2026	155,000	137,570
Hyundai Capital America Corporation 144A	1.80	10-15-2025	295,000	269,802
Hyundai Capital America Corporation 144A	1.80	1-10-2028	85,000	71,740
Stellantis Finance US Incorporated 144A	2.69	9-15-2031	200,000	158,348
				939,779
Insurance: 1.30%
American International Group Incorporated	4.75	4-1-2048	330,000	308,643
Brighthouse Financial Incorporated	4.70	6-22-2047	77,000	61,288
Unum Group	4.50	12-15-2049	50,000	38,750
				408,681
See accompanying notes to portfolio of investments

2  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 3.09%
Biotechnology: 0.54%
AbbVie Incorporated	4.25%	11-21-2049	$145,000	$ 128,721
Amgen Incorporated	4.20	2-22-2052	45,000	39,482
				168,203
Health care providers & services: 1.68%
Anthem Incorporated	2.25	5-15-2030	20,000	17,090
Centene Corporation	2.45	7-15-2028	210,000	175,148
CVS Health Corporation	4.25	4-1-2050	110,000	94,703
CVS Health Corporation	4.30	3-25-2028	27,000	26,714
HCA Incorporated 144A	3.63	3-15-2032	130,000	109,668
HCA Incorporated 144A	4.38	3-15-2042	130,000	104,627
				527,950
Life sciences tools & services: 0.48%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	150,756
Pharmaceuticals: 0.39%
Bristol-Myers Squibb Company	2.55	11-13-2050	175,000	123,807
Industrials: 3.33%
Aerospace & defense: 0.85%
United Technologies Corporation	4.13	11-16-2028	270,000	266,455
Airlines: 0.63%
US Airways Group Incorporated	4.63	12-3-2026	216,424	198,959
Professional services: 0.89%
Equifax Incorporated	3.10	5-15-2030	175,000	153,712
Equifax Incorporated	2.35	9-15-2031	155,000	123,992
				277,704
Road & rail: 0.96%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	240,000	234,910
Union Pacific Corporation	2.40	2-5-2030	75,000	66,315
				301,225
Information technology: 6.67%
Communications equipment: 1.08%
Motorola Solutions Incorporated	4.60	2-23-2028	350,000	338,485
Electronic equipment, instruments & components: 0.42%
Jabil Incorporated	3.60	1-15-2030	150,000	133,591
IT services: 1.93%
Computershare US Incorporated	1.13	10-7-2031	200,000	165,935
Fiserv Incorporated	2.65	6-1-2030	45,000	38,114
Fiserv Incorporated	3.50	7-1-2029	140,000	127,706
Western Union Company	4.25	6-9-2023	275,000	275,035
				606,790
Semiconductors & semiconductor equipment: 1.62%
Intel Corporation	2.80	8-12-2041	265,000	202,164
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Semiconductors & semiconductor equipment (continued)
Marvell Technology Incorporated	4.88%	6-22-2028		$80,000	$ 78,887
Microchip Technology Incorporated	2.67	9-1-2023		230,000	226,168
					507,219
Software: 1.05%
Oracle Corporation	2.88	3-25-2031		355,000	292,489
Oracle Corporation	3.60	4-1-2050		55,000	38,206
					330,695
Technology hardware, storage & peripherals: 0.57%
Dell International LLC / EMC Corporation	5.45	6-15-2023		45,000	45,455
Dell International LLC / EMC Corporation	6.20	7-15-2030		95,000	98,866
NetApp Incorporated	2.70	6-22-2030		40,000	33,707
					178,028
Materials: 0.56%
Chemicals: 0.56%
Westlake Chemical Corporation	1.63	7-17-2029		200,000	176,465
Real estate: 1.87%
Equity REITs: 1.12%
Equinix Incorporated	2.15	7-15-2030		275,000	222,474
Sabra Health Care LP	3.20	12-1-2031		110,000	87,298
Vornado Realty LP	3.40	6-1-2031		50,000	41,962
					351,734
Real estate management & development: 0.75%
Simon Property Group LP	1.75	2-1-2028		60,000	51,133
Simon Property Group LP	3.25	9-13-2049		255,000	185,020
					236,153
Utilities: 2.12%
Electric utilities: 2.12%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	74,641
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		145,000	139,551
Oglethorpe Power Corporation	3.75	8-1-2050		125,000	99,425
Pacificorp	3.50	6-15-2029		295,000	280,065
Union Electric Company	2.95	3-15-2030		80,000	72,795
					666,477
Total Corporate bonds and notes (Cost $18,164,876)					16,045,357
Foreign corporate bonds and notes : 25.26%
Communication services: 0.32%
Wireless telecommunication services: 0.32%
Tele2 AB	2.13	5-15-2028	EUR	100,000	100,752
See accompanying notes to portfolio of investments

4  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer discretionary: 0.62%
Automobiles: 0.62%
Renault SA	2.38%	5-25-2026	EUR	100,000	$ 89,690
Volkswagen International Finance NV	3.13	3-28-2025	EUR	100,000	105,864
					195,554
Consumer staples: 0.83%
Beverages: 0.31%
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	97,175
Household products: 0.52%
Essity AB	0.25	2-8-2031	EUR	200,000	162,193
Energy: 2.00%
Oil, gas & consumable fuels: 2.00%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ʊ±	3.25	3-22-2026	EUR	100,000	94,751
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-1-2027	GBP	100,000	106,248
National Grid Gas plc	1.13	1-14-2033	GBP	200,000	176,253
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	149,062
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	100,000	102,044
					628,358
Financials: 9.45%
Banks: 5.53%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +1.10%) ±	1.38	2-8-2029	EUR	200,000	178,221
Banco de Sabadell SA	1.13	3-27-2025	EUR	100,000	96,353
Bankia SA	1.13	11-12-2026	EUR	100,000	94,350
Bankinter SA	0.63	10-6-2027	EUR	100,000	89,181
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	101,557
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.30%) ±	1.25	4-6-2034	EUR	200,000	164,691
BNP Paribas	1.25	3-19-2025	EUR	200,000	201,555
BPCE SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.75%) ±	1.50	1-13-2042	EUR	200,000	179,764
Credit Agricole Assurances	2.00	7-17-2030	EUR	200,000	170,307
Mizuho Financial Group	0.80	4-15-2030	EUR	100,000	83,336
Natwest Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	100,000	115,612
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	EUR	100,000	82,773
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	177,337
					1,735,037
Capital markets: 1.82%
Acciona Energia Financial Company	1.38	1-26-2032	EUR	100,000	85,411
Cellnex Finance Company SA	2.00	2-15-2033	EUR	100,000	69,390
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Capital markets (continued)
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25%	6-9-2028	GBP	200,000	$ 212,437
UBS Group AG (EURIBOR ICE Swap Rate 11:00am +0.80%) ±	1.00	3-21-2025	EUR	200,000	204,614
					571,852
Diversified financial services: 0.26%
CCEP Finance Ireland Company	0.88	5-6-2033	EUR	100,000	79,692
Insurance: 1.84%
Berkshire Hathaway Incorporated	2.38	6-19-2039	GBP	100,000	98,600
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	195,547
Sampo Oyj	1.63	2-21-2028	EUR	100,000	98,775
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	100,000	95,208
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	100,000	89,812
					577,942
Health care: 2.93%
Biotechnology: 0.46%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	150,000	143,558
Health care equipment & supplies: 1.94%
Koninklijke Philips NV	1.88	5-5-2027	EUR	200,000	198,410
Koninklijke Philips NV	2.13	11-5-2029	EUR	100,000	97,898
Molnlycke Holding AB	0.63	1-15-2031	EUR	200,000	161,100
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	150,314
					607,722
Pharmaceuticals: 0.53%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	88,300
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	79,775
					168,075
Industrials: 0.88%
Aerospace & defense: 0.33%
MTU Aero Engines AG	3.00	7-1-2025	EUR	100,000	103,185
Commercial services & supplies: 0.55%
Rentokil Initial plc	0.50	10-14-2028	EUR	200,000	172,750
Information technology: 1.21%
Communications equipment: 1.21%
Telefonaktiebolaget LM Ericsson	1.13	2-8-2027	EUR	200,000	175,598
Telefonica Deutschland Company	1.75	7-5-2025	EUR	200,000	205,520
					381,118
Materials: 1.43%
Chemicals: 0.93%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50	10-21-2025	EUR	100,000	89,490
See accompanying notes to portfolio of investments

6  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Chemicals (continued)
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25%	12-4-2023	EUR	100,000	$ 100,951
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	103,057
					293,498
Construction materials: 0.50%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	200,000	156,882
Real estate: 1.91%
Equity REITs: 0.52%
Castellum Helsinki	0.88	9-17-2029	EUR	100,000	71,147
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	91,084
					162,231
Real estate management & development: 1.39%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	81,216
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	100,000	71,587
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	3.63	10-14-2027	EUR	100,000	57,637
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	74,323
Vesteda Finance BV	0.75	10-18-2031	EUR	100,000	79,961
Vonovia SE	0.75	9-1-2032	EUR	100,000	71,251
					435,975
Utilities: 3.68%
Electric utilities: 2.61%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.86%) ʊ±	2.63	12-1-2027	EUR	200,000	147,237
Electricite de France SA	5.50	10-17-2041	GBP	100,000	126,755
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	92,568
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87	1-28-2026	EUR	200,000	182,867
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	100,000	84,242
Tennet Holding	2.75	5-17-2042	EUR	200,000	187,116
					820,785
Gas utilities: 0.52%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	161,782
Multi-utilities: 0.26%
Veolia Environnement SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.08%) ʊ±	2.00	11-15-2027	EUR	100,000	81,031
Water utilities: 0.29%
Thames Water Utilities Finance plc	0.88	1-31-2028	EUR	100,000	91,112
Total Foreign corporate bonds and notes (Cost $10,078,690)					7,928,259
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  7

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.46%
New Jersey: 0.46%
Transportation revenue: 0.46%
New Jersey TTFA Transportation System Refunding Bond Series B	4.13%	6-15-2042	$165,000	$ 143,294
Total Municipal obligations (Cost $165,000)				143,294
U.S. Treasury securities: 2.44%
U.S. Treasury Note	1.88	2-15-2032	80,000	72,475
U.S. Treasury Note	1.88	11-15-2051	330,000	247,603
U.S. Treasury Note	2.25	3-31-2024	400,000	394,969
U.S. Treasury Note	2.25	2-15-2052	60,000	49,378
Total U.S. Treasury securities (Cost $804,129)				764,425
Yankee corporate bonds and notes: 14.83%
Communication services: 2.32%
Media: 0.51%
WPP Finance Limited 2010	3.75	9-19-2024	165,000	161,141
Wireless telecommunication services: 1.81%
Telefonica Emisiones SAU	4.10	3-8-2027	250,000	244,758
Vodafone Group plc	4.38	5-30-2028	325,000	323,500
				568,258
Consumer discretionary: 0.44%
Internet & direct marketing retail: 0.44%
Prosus NV 144A	3.83	2-8-2051	230,000	138,585
Consumer staples: 1.11%
Household products: 1.11%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	355,000	347,342
Energy: 0.29%
Oil, gas & consumable fuels: 0.29%
Equinor ASA	2.38	5-22-2030	30,000	26,292
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	66,393
				92,685
Financials: 8.20%
Banks: 5.58%
Banco Santander SA	3.49	5-28-2030	200,000	176,916
Credit Suisse New York	3.63	9-9-2024	330,000	324,028
HSBC Holdings plc (U.S. SOFR +2.39%) ±	2.85	6-4-2031	200,000	168,987
HSBC Holdings plc	4.30	3-8-2026	230,000	227,613
National Australia Bank 144A	2.33	8-21-2030	260,000	209,001
Natwest Group plc	3.88	9-12-2023	290,000	289,044
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	164,563
Westpac Banking Corporation	3.65	5-15-2023	190,000	189,964
				1,750,116
See accompanying notes to portfolio of investments

8  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 0.52%
UBS Group AG (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75%	2-11-2033	$200,000	$ 162,769
Consumer finance: 0.93%
Avolon Holdings Limited 144A	4.38	5-1-2026	315,000	291,810
Diversified financial services: 0.38%
AerCap Ireland Capital	3.30	1-30-2032	150,000	120,074
Insurance: 0.79%
Athene Holding Limited	3.50	1-15-2031	295,000	249,744
Information technology: 1.01%
Semiconductors & semiconductor equipment: 1.01%
NXP BV	3.40	5-1-2030	85,000	74,981
NXP BV	3.88	6-18-2026	250,000	240,800
				315,781
Materials: 0.48%
Construction materials: 0.48%
Aliaxis Finance SA	0.88	11-8-2028	200,000	150,396
Real estate: 0.75%
Equity REITs: 0.75%
Scentre Group Trust 2 Company (5 Year Treasury Constant Maturity +4.69%) 144A±	5.13	9-24-2080	285,000	234,965
Utilities: 0.23%
Multi-utilities: 0.23%
Engie SA	1.00	10-26-2036	100,000	70,845
Total Yankee corporate bonds and notes (Cost $5,293,705)				4,654,511

		Yield	Shares
Short-term investments: 3.24%
Investment companies: 3.24%
Allspring Government Money Market Fund Select Class ♠∞		1.26	1,017,862	1,017,862
Total Short-term investments (Cost $1,017,862)				1,017,862
Total investments in securities (Cost $36,122,904)	99.03%			31,082,088
Other assets and liabilities, net	0.97			303,696
Total net assets	100.00%			$31,385,784

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,613,662	$8,278,411	$(8,874,211)	$0	$0	$1,017,862	1,017,862	$1,196
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
115,000 GBP	133,373 EUR	State Street Bank & Trust Company	7-27-2022	$72	$0
115,037 EUR	12,000 USD	State Street Bank & Trust Company	7-27-2022	0	(4,274)
31,833 GBP	40,000 USD	State Street Bank & Trust Company	7-27-2022	0	(1,236)
103,566 EUR	110,000 USD	State Street Bank & Trust Company	7-27-2022	0	(1,312)
315,705 EUR	330,000 USD	State Street Bank & Trust Company	7-27-2022	1,319	0
7,950,212 USD	7,250,000 EUR	State Street Bank & Trust Company	7-27-2022	341,655	0
1,782,324 USD	1,365,000 GBP	State Street Bank & Trust Company	7-27-2022	120,103	0
84,766 USD	80,000 EUR	State Street Bank & Trust Company	7-27-2022	809	0
104,441 USD	100,000 EUR	State Street Bank & Trust Company	7-27-2022	0	(504)
104,198 USD	100,000 EUR	State Street Bank & Trust Company	7-27-2022	0	(747)
52,729 USD	50,000 EUR	State Street Bank & Trust Company	7-27-2022	256	0
				$464,214	$(8,073)
See accompanying notes to portfolio of investments

10  |  Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Global Investment Grade Credit Fund  |  11

Notes to portfolio of investments—June 30, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$528,380	$0	$528,380
Corporate bonds and notes	0	16,045,357	0	16,045,357
Foreign corporate bonds and notes	0	7,928,259	0	7,928,259
Municipal obligations	0	143,294	0	143,294
U.S. Treasury securities	764,425	0	0	764,425
Yankee corporate bonds and notes	0	4,654,511	0	4,654,511
Short-term investments
Investment companies	1,017,862	0	0	1,017,862
	1,782,287	29,299,801	0	31,082,088
Forward foreign currency contracts	0	464,214	0	464,214
Total assets	$1,782,287	$29,764,015	$0	$31,546,302
Liabilities
Forward foreign currency contracts	$0	$8,073	$0	$8,073
Total liabilities	$0	$8,073	$0	$8,073
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring Global Investment Grade Credit Fund